Expense Example - GROWTH FUND OF AMERICA	Aug. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 634
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,293
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	414
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,132
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,429
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,198
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,064
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 555